Provisions (Tables)	6 Months Ended
Dec. 31, 2025
Provisions
Schedule of provisions

	Tax(1)	Other(2)	Total
	£’000	£’000	£’000
At 1 July 2024	7,335	460	7,795
Charged to profit or loss:
Reassessment of provisions	128	47	175
At 31 December 2024	7,463	507	7,970
Charged to profit or loss:
Reassessment of provisions	2,693	5,314	8,007
At 30 June 2025	10,156	5,821	15,977
Charged to profit or loss:
Movement in provisions	(153)	62	(91)
At 31 December 2025	10,003	5,883	15,886
Less: non-current portion
Provisions	—	—	—
Current provisions	10,003	5,883	15,886
(1)	Tax provisions

Provisions in respect of player related tax matters. The timing of cash outflows are by their nature uncertain but it is management’s best estimate that these will be made within the next 12 months.

(2)Other provisions

Other provisions comprise management’s best estimates of a number of individually immaterial future liabilities. The amounts and timing of cash outflows are by their nature uncertain.